Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation
Schedule of effect of share-based compensation on profit or loss

	2021	2020	2019
Research and development	467,812	354,934	433,536
General and administration	710,532	821,479	1,252,429
Total share‑based compensation	1,178,344	1,176,413	1,685,965

	2021	2020	2019
Equity sharing certificate plan	4,476	14,644	37,776
Share purchase plan	23,498	49,813	45,593
Share option plans	1,150,370	1,111,956	1,602,596
Total share‑based compensation	1,178,344	1,176,413	1,685,965

Schedule of movements in number of subscription rights outstanding

	2021	2020	2019
At January 1	198,750	198,750	265,600
Granted	—	—	—
Forfeited	—	—	—
Expired	—	—	(66,850)
At December 31	198,750	198,750	198,750

Schedule of outstanding subscription rights

	Subscription prices / floor prices (CHF)
At December 31, 2021
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor
	prices (CHF)
At December 31, 2020
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

Schedule of share options granted

During 2021, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
April 1, 2021	27,492	1.99	December 31, 2030
May 17, 2021	1,791,000	1.45	May 16, 2031
July 1, 2021	44,408	1.6	June 30, 2031
October 1, 2021	6,000	1.45	September 30, 2031
Total 2021	1,868,900

During 2020, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2020	38,487	1.64	December 31, 2029
April 1, 2020	1,158,011	1.14	March 31, 2030
July 1, 2020	31,362	1.45	June 30, 2030
Total 2020	1,227,860

During 2019, the Group granted the following options with vesting over 4 years and a 10-year exercise period as follow:

	Number	Exercise price	Expiry date
January 1, 2019	243,506	2.25	December 31, 2028
July 1, 2019	187,189	1.50	June 30, 2029
October 1, 2019	30,000	1.80	September 30, 2029
Total 2019	460,695

Schedule of movements in number of options outstanding

	2021	2020	2019
At January 1	6,768,460	5,540,600	5,128,680
Granted	1,868,900	1,227,860	460,695
Forfeited	(11,475)	—	—
Expired	(10,000)	—	(48,775)
At December 31	8,615,885	6,768,460	5,540,600

Schedule of outstanding share options

	Range of exercise prices (CHF)
At December 31, 2021
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,606,820	—	—	1,899,081
2028	—	—	243,506	2,464,890	2,708,396
2029	184,883	68,487	—	—	253,370
2030	1,189,373	27,492	—	—	1,216,865
2031	1,792,727	44,408	—	—	1,837,135
Total	3,459,244	2,398,245	293,506	2,464,890	8,615,885

	Range of exercise prices (CHF)
At December 31, 2020
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2021	—	10,000	—	—	10,000
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	243,506	2,467,584	2,711,090
2029	187,189	68,487	—	—	255,676
2030	1,189,373	—	—	—	1,189,373
Total	1,668,823	2,338,547	293,506	2,467,584	6,768,460

Schedule of inputs to option pricing model

	2021	2020	2019
Weighted average share price per share at the grant date	CHF 1.58	CHF 1.16	CHF 1.93
Weighted average strike price per share	CHF 1.46	CHF 1.16	CHF 1.92
Weighted average volatility	47.07%	40.24%	36.45%
Dividend yield	—	—	—
Weighted average annual risk-free rate/annual risk‑free rate	0.44%	0.13%	0.13%